Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000064985 | FR_01F052698
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000064985 | FR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000064985 | FR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000064985 | FR_3618N5A33
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064985 | FR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064985 | FR_31418FKP1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064985 | FR_01F060691
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064985 | FR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064985 | FR_3618N5XQ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064985 | FR_31418D4X7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064985 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	31.20%
C000064985 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	23.30%
C000064985 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	9.60%
C000064985 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	9.00%
C000064985 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	8.90%
C000064985 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000064985 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	5.50%
C000064985 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	3.30%
C000064985 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.80%
C000064985 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000176628 | FR_01F052698
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176628 | FR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176628 | FR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176628 | FR_3618N5A33
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176628 | FR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176628 | FR_31418FKP1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176628 | FR_01F060691
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176628 | FR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176628 | FR_3618N5XQ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176628 | FR_31418D4X7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176628 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	31.20%
C000176628 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	23.30%
C000176628 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	9.60%
C000176628 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	9.00%
C000176628 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	8.90%
C000176628 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000176628 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	5.50%
C000176628 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	3.30%
C000176628 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.80%
C000176628 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000020360 | FR_01F052698
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020360 | FR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020360 | FR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020360 | FR_3618N5A33
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020360 | FR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020360 | FR_31418FKP1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020360 | FR_01F060691
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020360 | FR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020360 | FR_3618N5XQ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020360 | FR_31418D4X7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020360 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	31.20%
C000020360 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	23.30%
C000020360 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	9.60%
C000020360 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	9.00%
C000020360 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	8.90%
C000020360 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000020360 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	5.50%
C000020360 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020360 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020360 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000020358 | FR_01F052698
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020358 | FR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020358 | FR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020358 | FR_3618N5A33
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020358 | FR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020358 | FR_31418FKP1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020358 | FR_01F060691
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020358 | FR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020358 | FR_3618N5XQ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020358 | FR_31418D4X7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020358 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	31.20%
C000020358 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	23.30%
C000020358 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	9.60%
C000020358 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	9.00%
C000020358 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	8.90%
C000020358 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000020358 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	5.50%
C000020358 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020358 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020358 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092792 | FR_01F052698
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092792 | FR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092792 | FR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092792 | FR_3618N5A33
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092792 | FR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000092792 | FR_31418FKP1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000092792 | FR_01F060691
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092792 | FR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000092792 | FR_3618N5XQ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092792 | FR_31418D4X7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092792 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	31.20%
C000092792 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	23.30%
C000092792 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	9.60%
C000092792 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	9.00%
C000092792 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	8.90%
C000092792 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000092792 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092792 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	3.30%
C000092792 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.80%
C000092792 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000020350 | FR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020350 | FR_3140QNDF6
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020350 | FR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020350 | FR_91282CPL9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020350 | FR_3140W2KH3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020350 | FR_76116FAB3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020350 | FR_91282CNV9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020350 | FR_3133KM4R3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020350 | FR_91282CQU8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020350 | FR_912810TU2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020350 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	68.50%
C000020350 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	2.90%
C000020350 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	23.60%
C000020350 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020350 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	4.50%
C000020349 | FR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020349 | FR_3140QNDF6
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020349 | FR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020349 | FR_91282CPL9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020349 | FR_3140W2KH3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020349 | FR_76116FAB3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020349 | FR_91282CNV9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020349 | FR_3133KM4R3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020349 | FR_91282CQU8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020349 | FR_912810TU2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020349 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	68.50%
C000020349 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	2.90%
C000020349 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	23.60%
C000020349 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020349 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	4.50%
C000150669 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150669 | FR_01883LAH6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150669 | FR_23918KAW8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150669 | FR_172967QJ3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150669 | FR_89364MCD4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150669 | FR_51817RAE6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150669 | FR_775109DH1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150669 | FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150669 | FR_172441BH9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150669 | FR_07337JAC1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150669 | A/A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000150669 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	6.00%
C000150669 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	49.70%
C000150669 | B/B
Holdings [Line Items]
Percent of Total Investments	35.30%
C000150669 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	7.90%
C000150669 | Not rated
Holdings [Line Items]
Percent of Total Investments	0.80%
C000089484 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000089484 | FR_01883LAH6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089484 | FR_23918KAW8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089484 | FR_172967QJ3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089484 | FR_89364MCD4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089484 | FR_51817RAE6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089484 | FR_775109DH1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089484 | FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089484 | FR_172441BH9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089484 | FR_07337JAC1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089484 | A/A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000089484 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	6.00%
C000089484 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	49.70%
C000089484 | B/B
Holdings [Line Items]
Percent of Total Investments	35.30%
C000089484 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	7.90%
C000089484 | Not rated
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020361 | FR_3140JBV52
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000020361 | FR_31288RKG2
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000020361 | FR_91282CRG8
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020361 | FR_3140W4MW4
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020361 | FR_31288QFR6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020361 | FR_3140HFN47
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020361 | FR_3140W4R33
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020361 | FR_3128MMQY2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020361 | FR_3133QBAG8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020361 | FR_38383LDD9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020361 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	88.20%
C000020361 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	5.10%
C000020361 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	6.10%
C000020361 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000120079 | FR_3140JBV52
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000120079 | FR_31288RKG2
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000120079 | FR_91282CRG8
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000120079 | FR_3140W4MW4
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000120079 | FR_31288QFR6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000120079 | FR_3140HFN47
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000120079 | FR_3140W4R33
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000120079 | FR_3128MMQY2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120079 | FR_3133QBAG8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000120079 | FR_38383LDD9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120079 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	88.20%
C000120079 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	5.10%
C000120079 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	6.10%
C000120079 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020362 | FR_3140JBV52
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000020362 | FR_31288RKG2
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000020362 | FR_91282CRG8
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020362 | FR_3140W4MW4
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020362 | FR_31288QFR6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020362 | FR_3140HFN47
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020362 | FR_3140W4R33
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020362 | FR_3128MMQY2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020362 | FR_3133QBAG8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020362 | FR_38383LDD9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020362 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	88.20%
C000020362 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	5.10%
C000020362 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	6.10%
C000020362 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020382 | FR_31418FKP1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020382 | FR_01F060691
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020382 | FR_3618N5XQ7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020382 | FR_91282CNV9
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020382 | FR_91282CQA2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020382 | FR_91282CLG4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020382 | FR_91282CGH8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020382 | FR_3618N6HW0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020382 | FR_36179YYW8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020382 | FR_3142J6C84
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020382 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000020382 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	33.40%
C000020382 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	13.60%
C000020382 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000020382 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	11.50%
C000020382 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	9.30%
C000020382 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	2.90%
C000020382 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020382 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020382 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000205248 | FR_31418FKP1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205248 | FR_01F060691
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205248 | FR_3618N5XQ7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205248 | FR_91282CNV9
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000205248 | FR_91282CQA2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205248 | FR_91282CLG4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205248 | FR_91282CGH8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205248 | FR_3618N6HW0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205248 | FR_36179YYW8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205248 | FR_3142J6C84
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205248 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000205248 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	33.40%
C000205248 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	13.60%
C000205248 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000205248 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	11.50%
C000205248 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	9.30%
C000205248 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205248 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205248 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205248 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020381 | FR_31418FKP1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020381 | FR_01F060691
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020381 | FR_3618N5XQ7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020381 | FR_91282CNV9
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020381 | FR_91282CQA2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020381 | FR_91282CLG4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020381 | FR_91282CGH8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020381 | FR_3618N6HW0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020381 | FR_36179YYW8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020381 | FR_3142J6C84
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020381 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000020381 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	33.40%
C000020381 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	13.60%
C000020381 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000020381 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	11.50%
C000020381 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	9.30%
C000020381 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	2.90%
C000020381 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020381 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020381 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000123105 | FR_254948AP7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123105 | FR_36162JAG1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000123105 | FR_94419NAA5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123105 | FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123105 | FR_85172FAR0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123105 | FR_78466CAC0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123105 | FR_00751YAK2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123105 | FR_171484AG3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123105 | FR_49461MAB6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123105 | FR_34960PAD3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123105 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	5.90%
C000123105 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	59.80%
C000123105 | B/B
Holdings [Line Items]
Percent of Total Investments	32.10%
C000123105 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	0.20%
C000123105 | Not rated
Holdings [Line Items]
Percent of Total Investments	0.10%
C000123105 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	0.20%
C000123105 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	1.70%
C000123105 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	30.20%
C000123105 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	57.80%
C000123105 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	10.40%
C000123105 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	1.60%
C000064988 | FR_254948AP7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064988 | FR_36162JAG1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064988 | FR_94419NAA5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064988 | FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064988 | FR_85172FAR0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064988 | FR_78466CAC0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064988 | FR_00751YAK2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064988 | FR_171484AG3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064988 | FR_49461MAB6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064988 | FR_34960PAD3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064988 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	5.90%
C000064988 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	59.80%
C000064988 | B/B
Holdings [Line Items]
Percent of Total Investments	32.10%
C000064988 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	0.20%
C000064988 | Not rated
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064988 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	0.20%
C000064988 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	1.70%
C000064988 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	30.20%
C000064988 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	57.80%
C000064988 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	10.40%
C000064988 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	1.60%
C000020384 | FR_254948AP7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020384 | FR_36162JAG1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020384 | FR_94419NAA5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020384 | FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020384 | FR_85172FAR0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020384 | FR_78466CAC0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020384 | FR_00751YAK2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020384 | FR_171484AG3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020384 | FR_49461MAB6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020384 | FR_34960PAD3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020384 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	5.90%
C000020384 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	59.80%
C000020384 | B/B
Holdings [Line Items]
Percent of Total Investments	32.10%
C000020384 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	0.20%
C000020384 | Not rated
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020384 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	0.20%
C000020384 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020384 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	30.20%
C000020384 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	57.80%
C000020384 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	10.40%
C000020384 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	1.60%
C000020396 | FR_91282CMY4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020396 | FR_91282CQS3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020396 | FR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020396 | FR_15202GAA6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020396 | FR_80288FAD3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020396 | FR_46434V407
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020396 | FR_68269MAA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020396 | FR_75720LAA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020396 | FR_14689FAC9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020396 | FR_30343XAC4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020396 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000020396 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	37.50%
C000020396 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000020396 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	28.80%
C000020396 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	10.90%
C000020396 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	9.80%
C000020396 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	3.00%
C000020396 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000020396 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000220297 | FR_91282CMY4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000220297 | FR_91282CQS3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220297 | FR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220297 | FR_15202GAA6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220297 | FR_80288FAD3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220297 | FR_46434V407
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000220297 | FR_68269MAA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000220297 | FR_75720LAA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000220297 | FR_14689FAC9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000220297 | FR_30343XAC4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000220297 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220297 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	37.50%
C000220297 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000220297 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	28.80%
C000220297 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	10.90%
C000220297 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	9.80%
C000220297 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220297 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000220297 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020395 | FR_91282CMY4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020395 | FR_91282CQS3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020395 | FR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020395 | FR_15202GAA6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020395 | FR_80288FAD3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020395 | FR_46434V407
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020395 | FR_68269MAA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020395 | FR_75720LAA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020395 | FR_14689FAC9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020395 | FR_30343XAC4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020395 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000020395 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	37.50%
C000020395 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000020395 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	28.80%
C000020395 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	10.90%
C000020395 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	9.80%
C000020395 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	3.00%
C000020395 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.70%
C000020395 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000222758 | A/A
Holdings [Line Items]
Percent of Total Investments	19.20%
C000222758 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	17.60%
C000222758 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	11.60%
C000222758 | B/B
Holdings [Line Items]
Percent of Total Investments	4.80%
C000222758 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	0.10%
C000222758 | Not rated
Holdings [Line Items]
Percent of Total Investments	6.70%
C000222758 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	15.20%
C000222758 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	24.80%
C000222758 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	7.70%
C000222758 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	23.20%
C000222758 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	25.80%
C000222758 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	29.90%
C000222758 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	8.30%
C000222758 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	4.50%
C000222758 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.60%